Balance Sheet Components - Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Accounts receivable	$ 411,920	$ 302,316
Allowance for doubtful accounts	(15,675)	(10,352)	$ (9,466)	$ (6,640)
Accounts receivable, net	$ 396,245	$ 291,964